Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 81,373	€ 117,356
Total financial liabilities	191,246	161,226
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	772	320
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	190,474	160,906
Financial liabilities measured at amortised cost, class [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,412	20,943
Financial liabilities measured at amortised cost, class [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57,367
Financial liabilities measured at amortised cost, class [member] | Bank Overdrafts and Short Term Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	24,170	35,148
Financial liabilities measured at amortised cost, class [member] | Trade Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	68,476	77,901
Financial liabilities measured at amortised cost, class [member] | Other Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	22,049	26,914
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	772	320
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	81,228	117,138
Financial assets measured at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,519	4,533
Financial assets measured at amortised cost, class [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	29,187	40,967
Financial assets measured at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	7,723	9,507
Financial assets measured at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	39,799	62,131
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	145	218
Financial assets measured at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 145	€ 218